Leases (Details) - Schedule of Future Maturities of Operating Lease Liabilities - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Maturities of Operating Lease Liabilities [Abstract]
2024	$ 310		$ 302
2025	144		310
2026			144
Total lease payments	608		756
Less: imputed interest	(47)		(72)
Present value of operating lease liabilities	561		684	$ 911
Cash paid for operating leases	$ 148	$ 144	$ 293	$ 284
Remaining lease term - operating leases (in years)	2 years		2 years 6 months
Average discount rate - operating leases	8.00%		8.00%